Provisions for liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Other Provisions [Abstract]
Summary of Provisions Excluding Post-Retirement Benefits

	Restructuring of existing businesses £m	Employee related benefits £m	Fox River £m	Other provisions £m	Total £m

1 January 2017	190	40	163	400	793

Differences on exchange	4	(3)	–	(22)	(21)

Subsidiaries acquired	–	–	–	42	42

Provided in respect of the year	172	15	–	95	282

Utilised during the year	(208)	(12)	(25)	(98)	(343)

31 December 2017	158	40	138	417	753

Analysed on the balance sheet as

– current	87	24	22	266	399

– non-current	71	16	116	151	354

	158	40	138	417	753

	Restructuring of existing businesses £m	Employee related benefits £m	Fox River £m	Other provisions £m	Total £m

1 January 2016	89	38	160	282	569

Differences on exchange	15	8	–	46	69

Provided in respect of the year	120	14	20	150	304

Utilised during the year	(34)	(20)	(17)	(78)	(149)

31 December 2016	190	40	163	400	793

Analysed on the balance sheet as

– current	86	27	19	275	407

– non-current	104	13	144	125	386

	190	40	163	400	793